Description of Business and Summary of Significant Accounting Policies - Other (Detail) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) Item	Jun. 30, 2018 USD ($) Item Segment	Dec. 31, 2017 USD ($) Item Segment	Dec. 31, 2016 USD ($)
Minimum number of merchants | Item	550,000	550,000
Number of markets | Item		50
Number of reportable segments | Segment		2
Merchant reserve cash balances	$ 107,500	$ 107,500	$ 111,300
Settlement processing assets:
Receivable from card networks	311,900	311,900	342,803
Receivable from merchants	118,023	118,023	96,466
Totals	429,923	429,923	439,269
Settlement processing obligations:
Settlement liabilities	(359,242)	(359,242)	(372,642)
Merchant reserves	(107,535)	(107,535)	(111,876)
Totals	$ (466,777)	$ (466,777)	$ (484,518)
Predecessor
Minimum number of merchants | Item			525,000
Number of markets | Item			50
Number of reportable segments | Segment			2
Merchant reserve cash balances			$ 111,300	$ 121,400
Settlement processing assets:
Receivable from card networks			342,803	243,409
Receivable from merchants			96,466	58,221
Totals			439,269	301,630
Settlement processing obligations:
Settlement liabilities			(372,642)	(272,181)
Merchant reserves			(111,876)	(121,387)
Totals			$ (484,518)	$ (393,568)
EVO LLC
Ownership interest (as a percent)	21.70%
EVO LLC | Predecessor
Ownership interest (as a percent)	21.70%